Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

June 29, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Partners California

Municipals Fund, Legg Mason Partners Managed Municipals Fund, Western Asset

Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond

Portfolio) (File Nos. 2-96408 and 811-4254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of the Prospectus and Statement of Additional Information relating to each of Legg Mason Partners California Municipals Fund, Legg Mason Partners Managed Municipals Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 85 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on June 27, 2006, is the most recent amendment to the Trust’s registration statement.

Please call Nancy Persechino at (202) 373-6185, Barry Hurwitz at (617) 951-8267 or the undersigned at (617) 951-8029 or with any comments or questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo